Other capital reserve (Details Narrative)		12 Months Ended
		Mar. 31, 2025 INR (₨) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨) shares ₨ / shares		Mar. 31, 2025 $ / shares	Mar. 31, 2025 INR (₨) shares ₨ / shares		Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares ₨ / shares
Share plan 2006 and india share plan 2006 [member]
Disclosure of reserves within equity [line items]
Ordinary shares, gramted				203,855					191,411	191,411
Weighted average remaining contractual life				3 months 29 days
Exercise price | (per share)				₨ 356.65	[1]	$ 85.43		[1]	$ 83.34	₨ 356.65	[1]
Number of share options granted in share-based payment arrangement
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member]
Disclosure of reserves within equity [line items]
Expense from share-based payment transactions | ₨
Number of share options granted in share-based payment arrangement		0	0
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price | (per share)									4.34	361.70
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member] | Share plan 2006 and india share plan 2006 [member]
Disclosure of reserves within equity [line items]
Vesting percentage		50.00%
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member] | 2015 milestones [member]
Disclosure of reserves within equity [line items]
Vesting percentage		25.00%
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member] | 2016 Milestones [Member]
Disclosure of reserves within equity [line items]
Vesting percentage		25.00%
Stock option and incentive plan 2016 [member]
Disclosure of reserves within equity [line items]
Weighted average remaining contractual life		3 years 9 months 3 days	4 years 3 months 18 days
Stock option and incentive plan 2016 [member] | Employees stock options [member]
Disclosure of reserves within equity [line items]
Unissued ordinary shares							8,598,562
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price | (per share)						2.00	₨ 170.86		2.00	166.68
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price | (per share)						10.00	₨ 854.30		$ 10.00	₨ 833.40
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Vesting schedule one [member]
Disclosure of reserves within equity [line items]
Ordinary shares, gramted							21,769
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Vesting schedule two [member]
Disclosure of reserves within equity [line items]
Ordinary shares, gramted							466,100
2016 stock option and incentive plan [member]
Disclosure of reserves within equity [line items]
Ordinary shares, gramted				271,370			150,463		189,081	189,081
Exercise price | ₨ / shares	[2]			₨ 259.07			₨ 170.86			₨ 270.91
Number of share options granted in share-based payment arrangement
2016 stock option and incentive plan [member] | Employees stock options [member]
Disclosure of reserves within equity [line items]
Number of share options granted in share-based payment arrangement
2016 stock option and incentive plan [member] | Employee Stock Option [member]
Disclosure of reserves within equity [line items]
Ordinary shares, gramted							150,463		189,081	189,081
Restricted stock unit 2016 plan [member]
Disclosure of reserves within equity [line items]
Expense from share-based payment transactions with employees | ₨		₨ 124,787,000	₨ 229,238,000	₨ 138,196,000
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule one [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		687,857
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule two [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,609,934
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule two [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares									$ 10.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule two [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares									1.80
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule three [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		692,000
Reserve of share-based payments | ₨							₨ 29,793
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,280,154
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.50
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule five [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		132,911
Reserve of share-based payments | ₨				₨ 91,196
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule six [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		649,500
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule seven [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,248,185
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule seven [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule seven [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.50
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule eight [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		84,000
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule nine [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		475,876
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Ten [Member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,248,184
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Ten [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.25
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Ten [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.75
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Eleven [Member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		167,873
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule twelve [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		25,000
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule thirteen [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		300,000
Shares price | $ / shares									2.75
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule thirteen [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,025,640
Shares price | $ / shares									$ 4.25
Restricted stock units rsus [member]
Disclosure of reserves within equity [line items]
Weighted average remaining contractual life		11 months 1 day	1 year 3 months 7 days
Share based compensation equity instruments [Member]
Disclosure of reserves within equity [line items]
Unissued ordinary shares				1,844			1,844		1,844	1,844
Number of shares reserved for issue under options and contracts for sale of shares exercise price | (per share)						$ 5.42	₨ 463.03
Ordinary shares [member] | Share plan 2006 and india share plan 2006 [member]
Disclosure of reserves within equity [line items]
Unissued ordinary shares							1,316,765		1,316,765	1,316,765

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 85.43 per USD as at March 31, 2025 (March 31, 2024 INR 83.34 per USD).
[2]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 85.43 per USD as at March 31, 2025 (March 31, 2024 INR 83.34 per USD).